Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Current income tax
In respect of the current year	$ 10,117,252	$ 330,413	$ 16,251,844	$ 14,533,570
Income tax on unappropriated earnings	(3,449,958)	(112,670)	844,855	3,684,138
Changes in estimate for prior years	(67,074)	(2,190)	(211,631)	(129,152)
Current income tax	6,600,220	215,553	16,885,068	18,088,556
Deferred income tax
In respect of the current year	(1,352,999)	(44,187)	185,726	(95,906)
Changes in tax rates	2,763	90	(4,425)	18,337
Changes in estimate for prior years	35,465	1,158	2,481	16,625
Effect of foreign currency exchange differences	18,514	605	76,684	(83,840)
Deferred income tax	(1,296,257)	(42,334)	260,466	(144,784)
Income tax expense recognized in profit or loss	$ 5,303,963	$ 173,219	$ 17,145,534	$ 17,943,772